Consolidated Shareholders' Equity - Summary of Characteristics of Employee Share Ownership Plans Awarded (Detail) - Employees share ownership plan [member] - € / shares	Mar. 06, 2018	Mar. 02, 2017	Mar. 03, 2016
Disclosure of classes of share capital [line items]
Date of Board meeting approving the plan	March 6, 2018	March 2, 2017	March 3, 2016
Subscription price	€ 52.66	€ 70.01	€ 57.25
Subscription period	June 11-29, 2018	June 19-30, 2017	June 13-24, 2016
Number of shares subscribed	2,298,783	1,528,982	1,756,972
Number of shares issued immediately as employer's contribution	102,401	92,116	47,014